Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 23, 2020
Entity Registrant Name	dei_EntityRegistrantName	New Age Alpha Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001764795
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2020
Prospectus Date	rr_ProspectusDate	Dec. 23, 2020
AVDR US LargeCap Leading ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVDR US LargeCap Leading ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 IndexSM (the “Large-Cap Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a member of the AVDR (pronounced “avoider”) family of ETFs. The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Large-Cap Index. The Large-Cap Index is constructed by attempting to avoid the “losers” in the S&P 500® Index. A loser is a stock that, according to the Advisor’s proprietary H-Factor algorithm, has a higher probability of not delivering growth to support the stock price, causing a drag on performance and loss of investment. The Large-Cap Index consists of common stock of companies and units of beneficial ownership in real estate investment trusts (“REITs”). The Advisor uses a proprietary algorithm to calculate and assign a H-Factor Score to all of the components of the S&P 500® Index. Stocks (and REITs) are then selected for inclusion in the Large-Cap Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) (“S&PJI”) by applying the New Age Alpha Proprietary H-Factor Score (as defined below) and other rules-based criteria as defined by the Large-Cap Index methodology.

The Advisor’s proprietary H-Factor algorithm is based on the idea that, among other things, human behavior is a cause of a stock being a loser. Stock prices are based on information that is both known and information that is vague or subject to interpretation. In a truly efficient market, a stock’s price will reflect all available information about that company. However, there are human biases that get incorporated into stock prices that are based on assumptions and are unverifiable. Investors, analysts, and other market participants impound vague and ambiguous information into stock prices, placing a burden on a company to deliver unattainable earnings. A company’s failure to deliver earnings may result in price declines and a loss of investment. The H-Factor (the risk that stock prices are affected by human biases) is a risk that comes from investors interpreting vague or ambiguous information about a company’s stock in a systematically incorrect way. These human biases cause stocks to be mispriced and fail to deliver earnings. This creates a risk that investors are not compensated for taking, a risk the Advisor calls the Human Factor or the H-Factor.

The H-Factor algorithm measures how human biases affect stock prices and calculates and assigns H-Factor Scores to each component of the S&P 500® Index. Using a probability-based approach, the algorithm determines the probability that the company will not deliver growth to support its stock price. The algorithm compares the company’s implied revenue growth rate, which is calculated by using the company’s stock price, current and historical financial statements, market data, and other publicly available financial information, such as the company’s revenue, against the company’s historical revenue growth rates to determine how likely the company is to deliver the growth in revenue implied by its stock price. The algorithm is capable of utilizing inputs from different valuation models, such as revenue, cash flow, multiples, comparable, and earnings-based models. Under the algorithm methodology, a high H-Factor Score means that a stock is relatively overpriced and has a higher probability of not delivering growth to support the stock price (i.e., according to the methodology, the stock is a loser). Conversely, a low H-Factor Score means that, according to the methodology, a stock is relatively underpriced and has a lower probability of not delivering growth to support the stock price.

The Large-Cap Index seeks to provide long-term risk adjusted outperformance of the S&P 500® Index. The Large-Cap Index methodology focuses on investing in companies in the S&P 500® Index that are believed to have lower (i.e., better) H-Factor Scores. The Large-Cap Index consists of the top 50 U.S. stocks in the S&P 500® Index as ranked by using the H-Factor Score and other rules-based criteria as defined by the Large-Cap Index methodology. For example, such rules-based criteria include the application of a liquidity screen such that individual stocks must meet certain minimum average daily trading values and stock prices in order to be included in the Large-Cap Index. In addition, the Large-Cap Index also utilizes sector weightings such that it may not include more than 20 stocks from any one sector and the Large-Cap Index is limited to being a maximum of 3% over-weight in each sector in comparison to the same sector in the S&P 500® Index. The Large-Cap Index is rebalanced quarterly after the last trading day of February, May, August, and November.

The Large-Cap Index is the property of the Advisor. The Large-Cap Index is calculated by S&PDJI, which is not affiliated with the Fund, the Advisor, or the Sub-Advisor. S&PDJI, using the Large-Cap Index methodology, determines the composition of the Large-Cap Index and the weightings of the securities in the Large-Cap Index and publishes information regarding the market value of the Large-Cap Index daily.

Under normal market conditions, the Fund will generally invest substantially all, but at least 80%, of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the Large-Cap Index (the “80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. In addition, the Fund may invest in cash and cash equivalents, including shares of money market mutual funds or ETFs, short-term funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or ETFs or short-term funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds’ advisory fees and operational fees.

In seeking to track the Large-Cap Index, the Fund will generally invest in all of the securities comprising the Large-Cap Index in proportion to the weightings in the Large-Cap Index. If it is not possible or practicable (that is, in instances when a security in the Large-Cap Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions) to purchase all of the securities in the Large-Cap Index or amounts of such securities in proportion to their weighting in the Large-Cap Index, the Fund will generally invest the proceeds that would have been invested in the unavailable security in the next highest-rated security in the S&P 500® Index. For example, if one of the top 50 securities in the Large-Cap Index is no longer available for purchase, the Sub-Advisor will be required to invest the proceeds that would have been invested in the unavailable security in the next highest rated security on the S&P 500® Index as ranked by using the H-Factor Score and other rules-based criteria (in this case the 51st ranked stock). In instances where it is not responsibly practicable to simply invest in the next highest rated security in the S&P 500® Index, as ranked by the H-Factor Score, the Advisor may utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Large-Cap Index with a similar investment profile as the Large-Cap Index in terms of key risk factors, performance attributes and other characteristics. In addition, the Large-Cap Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Advisor or Sub-Advisor may sell securities that are represented in the Large-Cap Index, or purchase securities that are not yet represented in the Large-Cap Index, in anticipation of their removal from or addition to the Large-Cap Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Large-Cap Index is so concentrated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Large-Cap Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will generally invest substantially all, but at least 80%, of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the Large-Cap Index (the "80% Policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Information About Risks” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Advisor’s current assessment of relative importance, but this assessment could change over time as the Fund's portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

H-Factor Methodology Risk — There is no assurance that the Advisor will successfully identify and quantify the H-Factor methodology risk or which stocks have low or high H-Factor Scores. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify, calculate, and interpret H-Factor Scores. The failure to accurately identify, calculate, interpret, and assign H-Factor Scores to investments will adversely affect the value of your investment in the Fund.

Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or the Large-Cap Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with the Large-Cap Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the Large-Cap Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Large-Cap Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Large-Cap Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders. Where the Large-Cap Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with Large-Cap Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Advisor with respect to the Large-Cap Index may increase the costs and market exposure risk of the Fund.

Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. For example, it would not necessarily sell a security because the security’s issuer was in unforeseen financial trouble unless that security is removed from the Large-Cap Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

ETF Shares Trading Risk — Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Advisor cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk — Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk — When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Industry Concentration Risk — In following its methodology, the Large-Cap Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Large-Cap Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Interest Rate Risk — Investments in fixed-income instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the near historically low interest rate environment as of the date of this Prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations.

Investment in Other Funds Risk — Investing in other funds, including ETFs and mutual funds, subjects the Fund to those risks affecting the fund, including the possibility that the value of the underlying securities held by the fund could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying funds’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

New Fund Risk — The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Correlation Risk — The Fund’s return may not match the return of the Large-Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large-Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Large-Cap Index. Since the Large-Cap Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Large-Cap Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Large-Cap Index resulting from legal restrictions, cash flows or operational inefficiencies. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Large-Cap Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Large-Cap Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Large-Cap Index, its return may not correlate as well with the return of the Large-Cap Index, as would be the case if it purchased all of the securities in the Large-Cap Index with the same weightings as the Large-Cap Index.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Large-Cap Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index-based strategy that did not incorporate quantitative analysis.

REIT Risk — The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Repurchase Agreement Risk — A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repurchase agreement. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Trading Issues Risk — Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year and will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Visit http://www.newagealphaetfs.com for current performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has yet to commence operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.newagealphaetfs.com
AVDR US LargeCap Leading ETF | AVDR US LargeCap Leading ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVDR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257
AVDR US LargeCap ESG ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVDR US LargeCap ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG IndexSM (the “ESG Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a member of the AVDR (pronounced “avoider”) family of ETFs. The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the ESG Index. The ESG Index is constructed by attempting to avoid the “losers” in the Refinitiv U.S. Total Return Index (the “Refinitiv Index”). A loser is a stock that, according to the Advisor’s proprietary H-Factor algorithm, has a higher probability of not delivering growth to support the stock price, causing a drag on performance and loss of investment. The ESG Index consists of common stock of companies and units of beneficial ownership in real estate investment trusts (“REITs”). The ESG Index consists of the top 50 U.S. stocks in the Refinitiv Index as ranked by the combination of the ESG score (as defined below), the New Age Alpha Proprietary H-Factor Score (as defined below), and other rules-based criteria as defined by the ESG Index methodology.

The ESG Index and the H-Factor Score

The ESG Index universe is comprised of 600 stocks with the largest free-float market-capitalization with a minimum of $10 million six-month average daily trading value and a minimum stock price of $3.00 in the Refinitiv Index (the “ESG Selection Universe”). Stocks from the ESG Selection Universe are eligible for inclusion in the ESG Index if they have received an ESG score from Refinitiv above 75 (grade A- and above), which according to Refinitiv indicates that the company has an excellent relative ESG performance and high degree of transparency in reporting material ESG data publicly. Refinitiv reviews numerous publicly available information sources for observable data inputs, including annual reports, company websites, NGO websites, stock exchange filings, corporate social responsibility reports, and news sources. In establishing an ESG score, Refinitiv considers more than 450 different ESG metrics, including a company’s resource usage, carbon dioxide emissions, total waste generated, water and energy usage, environmental product innovation, workforce, training hours, human rights issues, community involvement, product responsibility, quality monitoring, responsible marketing, management, shareholders, data privacy, and corporate social responsibility strategy, among other things. See the “Refinitiv” Section below for a description of how Refinitiv assigns ESG scores for each stock.

The ESG Index methodology uses the Advisor’s proprietary H-Factor algorithm to calculate and assign an H-Factor Score to all of the components of the ESG Selection Universe. The methodology assigns each of the stocks (and REITs) in the ESG Selection Universe a ranking based on their H-Factor Score. The stock with the lowest H-Factor Score receives a ranking of 1. The methodology also assigns all stocks in the ESG Selection Universe with an ESG score from Refinitiv above 75 with a ranking based on their ESG Score. The stock with the highest ESG score receives a ranking of 1. The methodology then calculates the average ranking of the H-Factor Score and ESG score for each stock (and REIT). The 50 Stocks (and REITs) with the smallest average ranking) the that pass the ESG Index methodology’s other rules-based criteria are then selected for inclusion in the ESG Index by Refinitiv or an affiliate (as index calculation agent. For example, such rules-based criteria include the application of a liquidity screen such that individual stocks must meet certain minimum average daily trading values and stock prices in order to be included in the ESG Index. The ESG Index constituents are weighted by free float market-cap. An individual weight cap of 15% is applied at the time of rebalance. The ESG Index is rebalanced quarterly after the last trading day of February, May, August, and November. For rebalances in February, May, and August, the index components with H-Factor Scores less than the median and ESG score greater than 75 would continue to stay in the ESG Index. This rule does not apply to rebalances in November.

The Advisor’s proprietary H-Factor algorithm is based on the concept that, among other things, human behavior is a cause of a stock being a loser. Stock prices are based on information that is both known and information that is vague or subject to interpretation. In a truly efficient market, a stock’s price will reflect all available information about that company. However, there are human biases that get incorporated into stock prices that are based on assumptions and are unverifiable. Investors, analysts, and other market participants impound vague and ambiguous information into stock prices, placing a burden on a company to deliver unattainable earnings. A company’s failure to deliver earnings may result in price declines and a loss of investment. The H-Factor (the risk that stock prices are affected by human biases) is a risk that comes from investors interpreting vague or ambiguous information about a company’s stock in a systematically incorrect way. These human biases cause stocks to be mispriced and fail to deliver earnings. This creates a risk that investors are not compensated for taking, a risk the Advisor calls the Human Factor or the H-Factor.

The H-Factor algorithm measures how human biases affect stock prices and calculates and assigns the H-Factor Score to each component of the ESG Selection Universe. Using a probability-based approach, the algorithm determines the probability that the company will not deliver growth to support its stock price. The algorithm compares the company’s implied revenue growth rate, which is calculated by using the company’s stock price, current and historical financial statements, market data, and other publicly available financial information, such as the company’s revenue, against the company’s historical revenue growth rates to determine how likely the company is to deliver the growth in revenue implied by its stock price. The algorithm is capable of utilizing inputs from different valuation models, such as revenue, cash flow, multiples, comparable, and earnings-based models. Under the algorithm methodology, a high H-Factor Score means that a stock is relatively overpriced and has a higher probability of not delivering growth to support the stock price (i.e., according to the methodology, the stock is a loser). Conversely, a low H-Factor Score means that, according to the methodology, a stock is relatively underpriced and has a lower probability of not delivering growth to support the stock price.

The ESG Index seeks to provide long-term risk adjusted outperformance of the S&P 500® ESG Index. Because the Refinitiv U.S. Total Return Index is not a publicly available, broad based index against which the ESG Index can benchmark its performance, the ESG Index will compare its performance against the S&P 500® ESG Index. The S&P 500® ESG Index is a broad based, market-cap-weighted index that is designed to measure the performance of securities meeting environmental, good corporate governance, and sustainability criteria, while maintaining similar overall industry group weights as the S&P 500® Index.

Refinitiv

Refinitiv® covers over 70% of global market cap, across more than 450 different ESG metrics, with history going back to 2002. ESG scores from Refinitiv are designed to transparently and objectively measure a company’s relative ESG performance, commitment and effectiveness across 10 main themes (resource use, emissions, environmental product innovation, workforce, human rights, community, product responsibility, management, shareholders, corporate social responsibility (“CSR”) strategy) based on publicly-reported data. Refinitiv’s ratings are available on close to 9,000 companies globally. The scores are available in both percentages and letter grades ranging from D- to A+ and are benchmarked against Thomson Reuters Business Classifications (TRBC – Industry Group) for all environmental and social categories as well as the controversies score – and against the country of incorporation for all governance categories. The scores are based on relative performance of ESG factors with the company’s sector (for environmental and social criteria) and country of incorporation (for governance criteria).

A description of Refinitiv’s scoring methodology is included below.

Source: ENVIRONMENTAL, SOCIAL AND GOVERNANCE (ESG) SCORES FROM REFINITIV - April 2020,

https://www.refinitiv.com/content/dam/marketing/en_us/documents/methodology/esg-scores-methodology.pdf

Source: ENVIRONMENTAL, SOCIAL AND GOVERNANCE (ESG) SCORES FROM REFINITIV - April 2020,

https://www.refinitiv.com/content/dam/marketing/en_us/documents/methodology/esg-scores-methodology.pdf

The ESG Index is the property of the Advisor. The ESG Index is calculated by Refinitiv, which is not affiliated with the Fund, the Advisor, or the Sub-Advisor. Refinitiv, in its role as the calculation agent, uses the ESG Index methodology, determines the composition of the ESG Index and the weightings of the securities in the ESG Index, and publishes information regarding the market value of the ESG Index daily.

Under normal market conditions, the Fund will generally invest substantially all, but at least 80% of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the ESG Index (the “80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. In addition, the Fund may invest in cash and cash equivalents, including shares of money market mutual funds or ETFs, short-term funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or ETFs or short-term funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds’ advisory fees and operational fees.

In seeking to track the ESG Index, the Fund will generally invest in all of the securities comprising the ESG Index in proportion to the weightings in the ESG Index. If it is not possible or practicable (that is, in instances when a security in the ESG Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions) to purchase all of the securities in the ESG Index or amounts of such securities in proportion to their weighting in the ESG Index, the Fund will generally invest the proceeds that would have been invested in the unavailable security in the next highest-rated security in the ESG Selection Universe. For example, if one of the top 50 securities in the ESG Index is no longer available for purchase, the Sub-Advisor will be required to invest the proceeds that would have been invested in the unavailable security in the next highest rated security on the ESG Selection Universe as ranked by using the ESG Index methodology (in this case the 51st ranked stock). In instances where it is not responsibly practicable to simply invest in the next highest rated security in the ESG Selection Universe, as ranked by the ESG Index methodology, the Advisor may utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the ESG Index with a similar investment profile as the ESG Index in terms of key risk factors, performance attributes and other characteristics. In addition, the ESG Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Advisor or Sub-Advisor may sell securities that are represented in the ESG Index, or purchase securities that are not yet represented in the ESG Index, in anticipation of their removal from or addition to the ESG Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the ESG Index is so concentrated.

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the ESG Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will generally invest substantially all, but at least 80% of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the ESG Index (the "80% Policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Information About Risks” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first six risks are presented in an order that reflects the Advisor’s current assessment of relative importance, but this assessment could change over time as the Fund's portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

H-Factor Methodology Risk — There is no assurance that the Advisor will successfully identify and quantify the H-Factor methodology risk or which stocks have low or high H-Factor Scores. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify, calculate, and interpret H-Factor Scores. The failure to accurately identify, calculate, interpret, and assign H-Factor Scores to investments will adversely affect the value of your investment in the Fund.

ESG Investing Risk — The ESG Index’s incorporation of environmental, social and/or governance considerations in its methodology may cause the Fund to make different investments than funds that do not incorporate such considerations in their investment strategy or processes. The ESG Index’s incorporation of ESG considerations may affect the Fund’s exposure to certain sectors and/or types of investments, and may adversely impact the Fund’s performance depending on whether such sectors or investments are in or out of favor in the market. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The ESG Index methodology incorporates data and scores provided by third parties, which may be limited or only take into account one or a few of many ESG related components of portfolio companies. In addition, ESG information and scores across third party data providers, indexes and other funds may differ and/or be incomparable. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or the ESG Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with the ESG Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the ESG Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the ESG Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from ESG Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders. Where the ESG Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with the ESG Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Advisor with respect to the ESG Index may increase the costs and market exposure risk of the Fund.

Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. For example, it would not necessarily sell a security because the security’s issuer was in unforeseen financial trouble unless that security is removed from the ESG Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

ETF Shares Trading Risk — Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Advisor cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk — Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk — When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Industry Concentration Risk — In following its methodology, the ESG Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the ESG Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Interest Rate Risk — Investments in fixed-income instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the near historically low interest rate environment as of the date of this Prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations.

Investment in Other Funds Risk — Investing in other funds, including ETFs and mutual funds, subjects the Fund to those risks affecting the fund, including the possibility that the value of the underlying securities held by the fund could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying funds’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

New Fund Risk — The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Correlation Risk — The Fund’s return may not match the return of the ESG Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the ESG Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the ESG Index. Since the ESG Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the ESG Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the ESG Index resulting from legal restrictions, cash flows or operational inefficiencies. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the ESG Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the ESG Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the ESG Index, its return may not correlate as well with the return of the ESG Index, as would be the case if it purchased all of the securities in the ESG Index with the same weightings as the ESG Index.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's NAV than such a change would have on a more diversified fund. A non-diversified fund's NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the ESG Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index-based strategy that did not incorporate quantitative analysis.

REIT Risk — The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Repurchase Agreement Risk — A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repurchase agreement. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Trading Issues Risk — Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's NAV than such a change would have on a more diversified fund. A non-diversified fund's NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year and will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Visit http://www.newagealphaetfs.com for current performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has yet to commence operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.newagealphaetfs.com
AVDR US LargeCap ESG ETF | AVDR US LargeCap ESG ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVDG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257
AVDR Quality High Yield Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVDR Quality High Yield Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha USD High Yield BB-B Corporate Bond IndexSM (the “HY Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a member of the AVDR (pronounced “avoider”) family of ETFs. The Fund employs an investment strategy designed to track the total return performance (before fees and expenses) of the HY Index. The HY Index is constructed by attempting to avoid the “losers” in the S&P U.S. Dollar Global High Yield Corporate Bond Index. A loser is a bond whose issuer, according to the Advisor’s proprietary H-Factor algorithm, has a higher probability of not delivering growth to support its securities (equity and bond) prices, causing a drag on performance and loss of investment. The HY Index consists of bonds issued by publicly traded corporations rated between B- and BB+ by Standard & Poor’s.

The Advisor’s proprietary H-factor algorithm is based on the concept that, among other things, human behavior is a cause of an issuer’s securities being a loser. Securities prices are based on information that is both known and information that is vague or subject to interpretation. In a truly efficient market, a securities’ price will reflect all available information about that company. However, there are human biases that get incorporated into securities prices that are based on assumptions and are unverifiable. Investors, analysts, and other market participants impound vague and ambiguous information into securities prices, placing a burden on a company to deliver unattainable earnings. A company’s failure to deliver earnings may result in price declines and a loss of investment. The H-Factor (the risk that securities prices are affected by human biases) is a risk that comes from investors interpreting vague or ambiguous information about companies in a systematically incorrect way. These human biases cause securities to be mispriced and fail to deliver earnings. This creates a risk that investors are not compensated for taking, a risk the Advisor calls the Human Factor or the H-Factor.

This chart shows how the H-Factor methodology interacts with securities across the capital structure using the framework of the Merton Model for the valuation of corporate debt. The Merton model is an analysis model that analysts and investors can utilize to understand how capable a company is at meeting financial obligations, servicing its debt, and weighing the general possibility that it will go into credit default. In simple terms, under the Merton model bonds can be viewed as a combination of a risk-free rate and the sale of a put option on the company’s assets with a strike price at the value of the debt. For companies with high H-Factor Scores (or high probability that investor expectations will not be met), according to the methodology, the put option is underpriced and the debt is overpriced, which increases investor risk. While Merton’s model’s actual calculating ability requires several assumptions, which may or may not be true, it demonstrates the relationship between high H-Factor Scores and the likelihood that debt is overpriced.

The horizontal Axis represents the value of assets “A” of the firm. “D” represents the total amount of debt outstanding and “V” stands for value of the firm based on a given stock price.

The horizontal Axis represents the value of assets “A” of the firm. “D” represents the total amount of debt outstanding and “V” stands for value of the firm based on a given stock price.

The H-Factor algorithm measures how human biases affect securities prices and calculates and assigns H-Factor Scores to each issuer in the selection universe (i.e., those issuers whose bonds are included in the S&P U.S. Dollar Global High Yield Corporate Bond Index and rated between B- and BB+ by Standard & Poor’s). Using a probability-based approach, the algorithm determines the likelihood that the issuer will not deliver the growth necessary to support its stock price. The algorithm compares the company’s implied revenue growth rate, which is calculated by using the company’s stock price, current and historical financial statements, market data, and other publicly available financial information, such as the company’s revenue, against the company’s historical revenue growth rates to determine how likely the company is to deliver the growth in revenue implied by its stock price. The algorithm is capable of utilizing inputs from different valuation models, such as revenue, cash flow, multiples, comparable, and earnings-based models. Under the algorithm methodology, a high H-Factor Score means that the issuer has a higher probability of not delivering expected growth and its securities (stocks and bonds) are overpriced (i.e., according to the methodology, a security of this issuer is a loser). Conversely, a low H-Factor Score means that, according to the methodology, the issuer’s securities are relatively underpriced and that the company has a lower probability of missing growth targets implied by its market price. Bonds are screened for eligibility and selected for inclusion in the HY Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) (“S&PDJI”) through applying the New Age Alpha proprietary H-Factor Score and other rules-based criteria as defined by the HY Index methodology.

The HY Index methodology focuses on avoiding “losers” by excluding from investment consideration the bonds of those companies in the selection universe with the highest H-Factor Scores. Those companies, according to the H-Factor methodology, are unlikely to generate the rate of growth expected by market participants, which can negatively impact the company’s bonds. Bonds of companies that fail to meet market expectations are likely to see widening spreads that lead to declines in prices and ratings downgrades. The H-Factor algorithm is applied at the issuer level and specific bonds are selected for the HY Index according to a rulebook to ensure liquidity and proper duration. Issuers that are more likely to meet investor growth expectations are, by extension less likely to fail to meet their bond obligations or default on their bonds. By applying this data, the HY Index methodology focuses on investing in the bonds in the selection universe that have been issued by companies that are deemed to have lower fundamental risk and better capital appreciation potential based on their H-Factor Score. Evaluating credit ratings is not part of the HY Index methodology. No specific determination of default risk, repayment ability, or covenant analysis is undertaken. Credit ratings are not a good predictor of future returns, they are simply designed to estimate default risk. Consequently, the Fund’s use of credit ratings is limited to bucketing issuers into an appropriate strategy (i.e., high yield vs investment grade).

The HY Index seeks to provide long-term risk-adjusted total return in excess of the ICE BofA BB-B U.S. High Yield® Index. High-yield bonds are also known as “junk bonds” and have a higher degree of investment risk than investment-grade bonds. The HY Index methodology is designed to improve upon the total return performance of its benchmark by selecting issuers that are deemed to have lower fundamental risk and better capital appreciation potential based on their H-Factor Score. The HY Index selects 150 bonds from the S&P U.S. Dollar Global High Yield Corporate Bond Index (the “Selection Universe”) as chosen by H-Factor and other rules-based criteria as defined by the HY Index methodology. Such rules-based criteria include that the bonds must have S&P ratings ranging from B- to BB+, have been issued by corporations in developed countries (as defined by the S&P Developed BMI Index), have a minimum issue size of $250 million, have bond prices greater than $65 and less than $120 at the time of the rebalance, and have maturities between 1 year and 12 years. The HY Index methodology ranks all eligible issuers in the Selection Universe by market-cap values and selects the top 60% largest issuers. From that list, the methodology selects those issuers with H-Factor Scores less than 0.8. The methodology next ranks all bonds from the selected issuers by par amounts in descending order and selects one bond per issuer at a time starting with the bond with the largest par amount first, subject to the following requirements. First, the HY Index is designed to include a minimum of 75% unique issuers among the component bonds. Once the first bond is selected for each of the unique issuers, the same issuer with a good H-Factor Score (defined as an H-Factor score that is greater than the median H-Factor Score among the issuers being considered) is allowed to add a second bond based on the availability and the ranking by par amount. Second, the HY Index methodology limits sector weights to 200% of the weight of that sector in the Selection Universe. Third, in order to better match the duration of the broader benchmark, the HY Index methodology caps the maximum sum of weights for bonds maturing between 1 to 3 years to be no more than 5%. The selection process is complete once the HY Index has selected 150 bonds. Floating rate notes and contingent convertible bonds are ineligible for inclusion in the HY Index. The HY Index is rebalanced monthly after the close of the last trading date of the month. In addition, the HY Index is designed to keep existing constituents in the index for a minimum of 3 months, provided that they satisfy the high yield rating, H-Factor Score, minimum amount outstanding and effective duration conditions. For quarterly rebalances on March, June, September and December, the HY Index retains the existing issuers with H-Factor Scores less than median and their bonds to avoid unnecessary turnover. For quarterly rebalances in March, June, September and December, issuer weights are reset to 1-H-Factor Score weights. For all other rebalances, bonds would continue with existing weights. The residual weights are assigned to the newly added bonds proportionally by 1-H-Factor Scores.

The HY Index is the property of the Advisor. The HY Index is calculated by S&PDJI, which is not affiliated with the Fund or the Advisor. S&PDJI, using the HY Index methodology, determines the composition of the HY Index and the weightings of the securities in the HY Index and publishes information regarding the market value of the HY Index on a daily basis.

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the HY Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the HY Index as a whole. Under normal market conditions, the Fund will generally invest substantially all, but at least 80% of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the HY Index and other eligible securities of issuers represented in the HY Index as well as other investments that have economic characteristics that are substantially similar to those of such component securities (the “80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

In addition, in seeking to track the HY Index, the Fund may invest in other securities and/or derivatives. Derivative investments may include interest rate futures, swaps, forward contracts and repurchase agreements. Other securities may include high-yield or investment-grade corporate bonds that are outside the HY Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the HY Index is so concentrated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the HY Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will generally invest substantially all, but at least 80% of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the HY Index and other eligible securities of issuers represented in the HY Index as well as other investments that have economic characteristics that are substantially similar to those of such component securities (the "80% Policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Information About Risks” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first eight risks are presented in an order that reflects the Advisor’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

H-Factor Methodology Risk — There is no assurance that the Advisor will successfully identify and quantify the H-Factor methodology risk or which stocks have low or high H-Factor Scores. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify, calculate, and interpret H-Factor Scores. The failure to accurately identify, calculate, interpret, and assign H-Factor Scores to investments will adversely affect the value of your investment in the Fund.

Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or the HY Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with the HY Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the HY Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the HY Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from HY Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders. Where the HY Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with the HY Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Advisor with respect to the HY Index may increase the costs and market exposure risk of the Fund.

Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. For example, it would not necessarily sell a security because the security’s issuer was in unforeseen financial trouble unless that security is removed from the HY Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

ETF Shares Trading Risk — Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Advisor cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk — Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Liquidity Risk — Liquidity risk is the risk that the Fund may not be able to sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed-income market. Liquidity risk may be magnified in an economic downturn, a rising interest rate environment, or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the fixed-income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity and increased volatility which may become exacerbated during periods of economic or political stress.

Credit Risk — The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.

Interest Rate Risk — Investments in fixed-income instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the near historically low interest rate environment as of the date of this Prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations.

Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Call Risk — Some fixed-income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the Fund’s “callable” issues may be more volatile.

Cash and Cash Equivalents Risk — When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include Shares in money market funds that invest in short-term, high-quality instruments, and the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk — The Fund may find itself exposed to risks arising from the creditworthiness of its counterparties and from their capacity to respect the conditions of their contracts. If the Fund enters into an investment or transaction that depends on the performance of another party, the Fund becomes subject to the credit risk of that counterparty. The Fund’s ability to profit from these types of investments and transactions depends on the willingness and ability of the Fund’s counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund.

Credit Rating Agency Risk — Credit ratings are determined by credit rating agencies such as Standard & Poor’s, Inc., Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Default Risk — In parallel to the general trends prevailing on the financial markets, the particular changes in the circumstances of each issuer may have an effect on the investment. Even a careful selection of securities cannot exclude the risk of losses.

Derivatives Risk — Derivatives, including futures contracts, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

High-Yield Securities Risk — High-yield debt securities (also known as junk bonds) are generally subject to greater market, credit and liquidity risks than investment-grade securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of such securities may fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Compared to higher-rated securities, lower-rated high-yielding fixed-income securities generally tend to be more affected by economic and legislative developments, changes in the financial condition of their issuers, have a higher incidence of default and be less liquid. A Fund that invests in these securities may, in addition, continue to earn the same level of interest income while its net asset value diminishes due to portfolio losses. As a result, the yield of the Fund may increase despite actual loss of principal.

Industry Concentration Risk — In following its methodology, the HY Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the HY Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Inflation Risk — Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Investment in Other Funds Risk — Investing in other funds, including ETFs and mutual funds, subjects the Fund to those risks affecting the fund, including the possibility that the value of the underlying securities held by the fund could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying funds’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

New Fund Risk — The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Correlation Risk — The Fund’s return may not match the return of the HY Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the HY Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the HY Index. Since the HY Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the HY Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the HY Index resulting from legal restrictions, cash flows or operational inefficiencies. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the HY Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the HY Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the HY Index, its return may not correlate as well with the return of the HY Index, as would be the case if it purchased all of the securities in the HY Index with the same weightings as the HY Index.

Prepayment/Extension Risk — Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed-income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed-income security and causing the value of the security to decline.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the HY Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index-based strategy that did not incorporate quantitative analysis.

Repurchase Agreement Risk — A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repurchase agreement. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Trading Issues Risk — Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year and will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Visit http://www.newagealphaetfs.com for current performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has yet to commence operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.newagealphaetfs.com
AVDR Quality High Yield Corporate Bond ETF | AVDR Quality High Yield Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVDH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257

[1]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	New Age Alpha Advisors, LLC, the Fund's adviser (the "Advisor"), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through December 31, 2022 (the "Expense Limitation"). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the "Advisory Agreement") between the Advisor and New Age Alpha Trust (the "Trust") is in effect, the Advisor may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Advisor is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Advisor prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Advisor.